INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Asset Acquisition [Line Items]
Intangible asset useful life	5 years	5 years
Indefinite lived trademarks		$ 25
Amortization of intangible assets		$ 1,168	$ 892
AI Powered Consumer Home Search Portal and Technology Assets [Member]
Asset Acquisition [Line Items]
Asset acquisition	$ 2,750